Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivative [Line Items]
Summary of Fair Value Hedge Relationships

A summary of the Company's fair value hedge relationships as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

December 31, 2023
	Balance Sheet Location	Weighted Average Remaining Maturity (In Years)	Weighted Average Pay Rate	Receive Rate	Notional Amount	Estimated Fair Value
Interest rate swap agreements - loans	Other assets	—	—%	—	$—	—

December 31, 2022
	Balance Sheet Location	Weighted Average Remaining Maturity (In Years)	Weighted Average Pay Rate	Receive Rate	Notional Amount	Estimated Fair Value
Interest rate swap agreements - loans	Other assets	7.42	0.65%	1 month LIBOR	$30,000	4,520

Schedule of Amounts Recorded on Balance Sheet Related to Cumulative Basis Adjustments for Fair Value Hedges

The following amounts were recorded on the balance sheet related to cumulative basis adjustments for fair value hedges at December 31, 2023 and December 31, 2022 (in thousands):

	Carrying Amount of the Hedged Assets		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets
Line item on the balance sheet	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Loans	$—	25,452	—	(4,548)

The following table presents the net effects of derivative hedging instruments on the Company's consolidated statements of income for twelve months ended December 31, 2023 and 2022. The effects are presented as an increase to income before taxes in the relevant caption of the Company's consolidated statements of income.

		In Thousands
		2023	2022	2021
Location in the Consolidated Statements of Income
Interest income	Interest and fees on loans	$271	63	118
Net increase (decrease) to income before taxes		$271	63	118

Schedule of Derivative Instruments, hedging instruments on the Company's consolidated statements of income

The following table presents the net effects of derivative hedging instruments on the Company's consolidated statements of income for twelve months ended December 31, 2023 and 2022. The effects are presented as an increase to income before taxes in the relevant caption of the Company's consolidated statements of income.

		In Thousands
		2023	2022	2021
Location in the Consolidated Statements of Income
Interest income	Interest and fees on loans	$271	63	118
Net increase (decrease) to income before taxes		$271	63	118

Schedule of Amount and Fair Value of Mortgage Banking Derivatives

The following table reflects the amount and fair value of mortgage banking derivatives included in the consolidated balance sheet as of December 31, 2023 and December 31, 2022:

	In Thousands
	2023		2022
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$2,265	65	6,923	123
Forward contracts related to mortgage loans held-for-sale	2,500	(13)	6,250	62

Interest Rate Swap [Member]
Derivative [Line Items]
Summary of Effects of Fair Value Hedge Relationships in Interest Income on Loans

The effects of fair value hedge relationships reported in interest income on loans on the consolidated statements of income for the twelve months ended December 31, 2023 and 2022 were as follows (in thousands):

	Twelve Months Ended December 31,
Gain (loss) on fair value hedging relationship	2023	2022	2021
Interest rate swap agreements - loans:
Hedged items	$—	(3,265)	(1,125)
Derivative designated as hedging instruments	—	3,328	1,243

Mortgage Banking Derivatives [Member]
Derivative [Line Items]
Summary of Effects of Fair Value Hedge Relationships in Interest Income on Loans

The net gains (losses) relating to free-standing derivative instruments used for risk management is summarized below:

	In Thousands
	2023	2022
Interest rate contracts for customers	$(58)	(535)
Forward contracts related to mortgage loans held for sale and interest rate contracts	(75)	56